Restatement of Previously Issued Financial Statements (Tables)	5 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheet

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Derivative warrant liabilities	$—	$20,436,001	$20,436,001
Total Liabilities	8,185,952	20,436,001	28,621,953
Class A common stock subject to possible redemption	241,842,320	(20,436,001)	221,406,320
Class A common stock	112	204	316
Additional paid-in-capital	5,117,598	3,600,754	8,718,352
Accumulated deficit	(118,337)	(3,600,959)	(3,719,296)
Total stockholders’ equity	$5,000,006	$(1)	$5,000,005

Schedule of statement of operations

	Period From August 12, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Change in fair value of derivative warrant liabilities	$—	$(3,013,001)	$(3,013,001)
Transaction costs allocated to derivative warrant liabilities	—	(587,958)	(587,958)
Net loss	(118,337)	(3,600,959)	(3,719,296)
Weighted-average shares outstanding of Class A common stock	25,300,000	—	25,300,000
Basic and Diluted income per share, Class A common stock	0.00	—	0.00
Weighted-average shares outstanding of Class B common stock	5,645,246	—	5,645,246
Basic and Diluted net loss per share, Class B non-redeemable common stock	$(0.02)	$(0.64)	$(0.66)

Schedule of statement of cash flows

	Period From August 12, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(118,337)	$(3,600,959)	$(3,719,296)
Change in value of derivative warrant liabilities	—	3,013,001	3,013,001
Financing Costs — derivative warrant liabilities	—	587,958	587,958
Initial value of Class A common stock subject to possible redemption	241,959,340	(17,423,000)	224,536,340
Change in value of Class A common stock subject to possible redemption	$(117,020)	$(3,013,000)	$(3,130,020)